Income Taxes - Deferred Income Tax Liability Presentation (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Deferred income tax assets (Note 11)	$ 41	$ 52
Deferred income tax liabilities	(423)	(470)
Net deferred tax liabilities	$ (382)	$ (418)